Operations (Details) $ in Thousands																		1 Months Ended									4 Months Ended	12 Months Ended
	May 14, 2021 BRL (R$)	May 10, 2021 BRL (R$) shares	May 06, 2021 BRL (R$)	Dec. 20, 2020 ha	Jun. 18, 2020 shares	May 29, 2020	Apr. 20, 2020	Nov. 22, 2019	Oct. 29, 2019	Sep. 23, 2019 BRL (R$)	Sep. 02, 2019	Jul. 11, 2019	Jun. 28, 2019	Jun. 27, 2019 BRL (R$)	Jun. 27, 2019 USD ($)	Aug. 28, 2018 ha	Jun. 13, 2018	Jun. 30, 2021 BRL (R$) ha shares	Jun. 28, 2021 BRL (R$)	Feb. 28, 2021 BRL (R$) shares	Aug. 31, 2020 BRL (R$) ha	Jul. 31, 2020 BRL (R$) ha	Jul. 19, 2019	Jun. 28, 2019 BRL (R$)	Mar. 22, 2019 BRL (R$)	Feb. 15, 2019 BRL (R$)	Jun. 30, 2021 BRL (R$) ha shares	Jun. 30, 2021 BRL (R$) ha shares	Jun. 30, 2020 BRL (R$) ha shares	Feb. 04, 2021 BRL (R$)	Jan. 27, 2020 BRL (R$)
Operations (Details) [Line Items]
Area of own lands (in Hectares) | ha																		223,551			2,473						223,551	223,551
Area of leased lands (in Hectares) | ha																		51,747									51,747	51,747
Shares issued				100.00%
Total area of leased lands (in Hectares) | ha				9,875
Cash paid																														R$ 160,399,000
Additional obligation																											R$ 5,365,000
Net assets acquired at book value																												R$ 11,031,000
Cash and cash equivalents																		R$ 1,517,000									1,517,000	1,517,000
Net effect acquisition																		R$ 164,247,000									R$ 164,247,000	R$ 164,247,000
Equity capital, percentage								100.00%
Minimum shares transferred (in Shares) | shares																												5,392,872
Shares of issued sharesholders (in Shares) | shares																												5,215,385
Common shares (in Shares) | shares																		82,104,301									82,104,301	82,104,301
Capital reserve																		R$ (34,189,000)									R$ (34,189,000)	R$ (34,189,000)	R$ (34,292,000)		R$ 30,566,000
Description of sale of farm																							As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 563,844 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments through 2025 (Note 7.1.d – Jatobá III Farm).
Hectares of area (in Hectares) | ha																						2,160
Agricultural hectares (in Hectares) | ha																						1,714
Fixed price																									R$ 28,000,000
Received of sale amount																						R$ 7,500,000
Installments amount																									R$ 2,000,000	R$ 2,000,000
Installments amount3																						5,500,000
Installments amount4																						R$ 5,500,000
Sale of gain amount																					R$ 3,796,000
Total area of hectares (in Hectares) | ha																		223,551			3,258						223,551	223,551	215,330
Total amount																								R$ 47,016,000
Total gain on sale of farms																					R$ 50,812,000
Down payment																					675,000
Total amount paid																					R$ 1,484,000
Purchase and sale agreement, description			On May 6, 2021, the Company signed a purchase and sale agreement for the sale of a total area of 1,654 hectares (1,250 agricultural hectares) of the Jatobá VI Farm, a rural property located in the City of Jaborandi, State of Bahia, for 300 bags of soybean per useful hectare, which corresponded to R$67,061 as of May 6, 2021.
Aggregate of amount																				R$ 440,000
New common shares (in Shares) | shares																		102,377,008		20,000,000							102,377,008	102,377,008	62,104,301
Increased the capital stock																												R$ 1,139,811
Transaction costs																												17,186,000
Net of tax effects																												R$ 5,843,000
Total amonut if increase capital		R$ 448,174,000
Issue of common shares (in Shares) | shares		20,272,707
Shares of warrants (in Shares) | shares																												256,000
Bottom of range [member]
Operations (Details) [Line Items]
Total amonut if increase capital	R$ 1,139,811,000
Top of range [member]
Operations (Details) [Line Items]
Total amonut if increase capital	R$ 1,587,985,000
Board of Directors [Member]
Operations (Details) [Line Items]
Interest rate, percentage														1.80%	1.80%
Investment amount														R$ 4,127,000	$ 1,000
Agrifirma [Member]
Operations (Details) [Line Items]
Interest rate, percentage								99.99%
BrasilAgro [Member]
Operations (Details) [Line Items]
Common shares (in Shares) | shares					5,392,872
Preliminary book,description																												(i)Based on preliminary book values as of June 30, 2019 of Agrifirma, the capital stock of BrasilAgro was increased by R$115,587, from R$584,224 to R$699,811, with the issuance of 5,215,385 new common shares of the BrasilAgro, which were subscribed for and paid up by the shareholders of Agrifirma, and (ii)Issuance of the Agrifirma Warrants on behalf of one of the selling shareholders, entitling it to subscribe, anytime until January 22, 2022, to up to 654,487 new common shares of the BrasilAgro, with an exercise price of R$0.01 per share (Note 18.b).
Remaining balance amount										R$ 2,087,000
BrasilAgro [Member]
Operations (Details) [Line Items]
Exchange adjustment, descriptioin					The parties also agreed that given the resolution of a contingency by the date of the Settlement Agreement, the selling shareholders agreed to return the amount of R$3,500,000 in restricted shares and Agrifirma Warrants, as described below, which number was calculated using the market price of BrasilAgro’s average share price 90 days before January 27, 2022.
Sale of Jatobá II Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm																	e.
Sale of Bananal X Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm																												The remaining balance of R$20,500 will be received in three annual installments through 2023.
Sale of Jatoba III Farm [Member]
Operations (Details) [Line Items]
Area of own lands (in Hectares) | ha																					133
Description of sale of farm													As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 563,844 soybean bags is recorded in accounts receivable from sales of farms, to be received in six annual installments through 2025 (Note 7.1.d – Jatobá III Farm).
Sale of Jatobá III Farm [Member]
Operations (Details) [Line Items]
Down payment																			R$ 809,000
Sale of Jatobá VI Farm [Member]
Operations (Details) [Line Items]
Down payment			R$ 6,188,000
Total amount paid																		R$ 12,376,000
Sale of Jatoba' IV Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm											b) and the remaining balance corresponding to 232,000 soybean bags was recorded in accounts receivable, to be received in six annual installments through 2025 (Note 7.1.d – Jatobá IV Farm). e)Sale of Alto Taquari II Farm On October 29, 2019, the Company entered into a purchase and sale agreement for the sale of 85 hectares (65 agricultural hectares) of the Alto Taquari III Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso, for an amount corresponding to 1,100 bags of soybean per useful hectare, totaling R$5,513 as of October 29, 2019. On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari II Farm through the down payment of R$1,044. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 57,200 soybean bags is recorded in accounts receivable from sales of farms, to be received in four annual installments through 2023 (Note 7.1.d – Alto Taquari II Farm). f)Sale of Alto Taquari III Farm On May 29, 2020, the Company entered into a purchase and sale agreement for the sale of 105 hectares (105 agricultural hectares) of the Alto Taquari III Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso, for 1,100 bags of soybean per useful hectare, totaling R$11,037 as of May 29, 2020. On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari III Farm through the down payment of R$1,763. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 93,478 soybean bags was recorded in accounts receivable, to be received in five annual installments through 2025 (Note 7.1.d – Alto Taquari III Farm). g)Sale of Jatobá V Farm On June 30, 2020, the Company entered into a purchase and sale agreement for the sale of 1,875 hectares (1,500 agricultural hectares) of the Jatobá V Farm, a rural property located in the city of Jaborandi, state of Bahia, for 300 bags of soybean per useful hectare, totaling R$45,015 as of June 30, 2019. On the same date, the buyer met the contractual conditions to take possession of the Jatobá V Farm through the down payment of R$5,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 397,368 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2026 (Note 7.1.d – Jatobá V Farm). Sales of farms in the year ended in June 30, 2019 h)Sale of Jatobá II Farm On June 13, 2018, the Company signed a purchase and sale agreement for the sale of 9,784 hectares (7,485 agricultural hectares) of the Jatobá II Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare or R$123,335 as of July 31, 2018. On July 31, 2018, the buyer met the contractual conditions to take possession of the Jatobá II Farm through the down payment of R$21,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 2,133,296 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2025 (Note 7.1.d – Alto Taquari I Farm). i)Sale of Alto Taquari I Farm On November 21, 2018, the Company signed a purchase and sale agreement for the sale of 103 hectares of arable land in the Alto Taquari I Farm, for the value of 1,100 bags per useful hectare, totaling R$6,871 as of November 19, 2018. On November 19, 2018, the buyer met the contractual conditions to take possession of the Alto Taquari I Farm through the down payment of R$1,491. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 90,624 soybean bags was recorded in accounts receivable, to be received in four semi-annual installments through 2022 (Note 7.1.d – Alto Taquari I Farm). j)Sale of Jatobá III Farm On June 28, 2019, the Company signed a purchase and sale agreement for the sale of 3,125 hectares (2,473 agricultural hectares) of the Jatobá III Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare, which corresponded to R$47,016 as of June 28, 2019. On June 28, 2019 and on July 31, 2019, the buyer met the contractual conditions to take possession of the Jatobá III Farm through the two down payment of R$5,000 each on those dates, totaling R$10,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.	On July 11, 2019, the Company signed a purchase and sale agreement for the sale of 1,134 hectares (893 agricultural hectares) of the Jatobá IV Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 302 bags of soybean per agricultural hectare, totaling R$23,183 as of September 2, 2019.
Sale of Alto Taquari II Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm									the Company entered into a purchase and sale agreement for the sale of 85 hectares (65 agricultural hectares) of the Alto Taquari III Farm, a rural property located in the City of Alto Taquari, State of Mato Grosso, for an amount corresponding to 1,100 bags of soybean per useful hectare, totaling R$5,513 as of October 29, 2019.On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari II Farm through the down payment of R$1,044. As a result, revenue was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 57,200 soybean bags is recorded in accounts receivable from sales of farms, to be received in four annual installments through 2023 (Note 7.1.d – Alto Taquari II Farm).
Sale of Alto Taquari III Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm						the Company entered into a purchase and sale agreement for the sale of 105 hectares (105 agricultural hectares) of the Alto Taquari III Farm, a rural property located in the city of Alto Taquari, state of Mato Grosso, for 1,100 bags of soybean per useful hectare, totaling R$11,037 as of May 29, 2020.On the same date, the buyer met the contractual conditions to take possession of the Alto Taquari III Farm through the down payment of R$1,763. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 93,478 soybean bags was recorded in accounts receivable, to be received in five annual installments through 2025 (Note 7.1.d – Alto Taquari III Farm). g)Sale of Jatobá V Farm On June 30, 2020, the Company entered into a purchase and sale agreement for the sale of 1,875 hectares (1,500 agricultural hectares) of the Jatobá V Farm, a rural property located in the city of Jaborandi, state of Bahia, for 300 bags of soybean per useful hectare, totaling R$45,015 as of June 30, 2019. On the same date, the buyer met the contractual conditions to take possession of the Jatobá V Farm through the down payment of R$5,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 397,368 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2026 (Note 7.1.d – Jatobá V Farm). Sales of farms in the year ended in June 30, 2019 h)Sale of Jatobá II Farm On June 13, 2018, the Company signed a purchase and sale agreement for the sale of 9,784 hectares (7,485 agricultural hectares) of the Jatobá II Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare or R$123,335 as of July 31, 2018. On July 31, 2018, the buyer met the contractual conditions to take possession of the Jatobá II Farm through the down payment of R$21,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 2,133,296 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2025 (Note 7.1.d – Alto Taquari I Farm). i)Sale of Alto Taquari I Farm On November 21, 2018, the Company signed a purchase and sale agreement for the sale of 103 hectares of arable land in the Alto Taquari I Farm, for the value of 1,100 bags per useful hectare, totaling R$6,871 as of November 19, 2018. On November 19, 2018, the buyer met the contractual conditions to take possession of the Alto Taquari I Farm through the down payment of R$1,491. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 90,624 soybean bags was recorded in accounts receivable, to be received in four semi-annual installments through 2022 (Note 7.1.d – Alto Taquari I Farm). j)Sale of Jatobá III Farm On June 28, 2019, the Company signed a purchase and sale agreement for the sale of 3,125 hectares (2,473 agricultural hectares) of the Jatobá III Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare, which corresponded to R$47,016 as of June 28, 2019. On June 28, 2019 and on July 31, 2019, the buyer met the contractual conditions to take possession of the Jatobá III Farm through the two down payment of R$5,000 each on those dates, totaling R$10,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.
Sale of Jatoba V Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm																													the Company entered into a purchase and sale agreement for the sale of 1,875 hectares (1,500 agricultural hectares) of the Jatobá V Farm, a rural property located in the city of Jaborandi, state of Bahia, for 300 bags of soybean per useful hectare, totaling R$45,015 as of June 30, 2019.On the same date, the buyer met the contractual conditions to take possession of the Jatobá V Farm through the down payment of R$5,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 397,368 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2026 (Note 7.1.d – Jatobá V Farm). Sales of farms in the year ended in June 30, 2019 h)Sale of Jatobá II Farm On June 13, 2018, the Company signed a purchase and sale agreement for the sale of 9,784 hectares (7,485 agricultural hectares) of the Jatobá II Farm, a rural property located in the city of Jaborandi, state of Bahia, for an amount corresponding to 285 bags of soybean per usable hectare or R$123,335 as of July 31, 2018. On July 31, 2018, the buyer met the contractual conditions to take possession of the Jatobá II Farm through the down payment of R$21,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 2,133,296 soybean bags was recorded in accounts receivable, to be received in seven annual installments through 2025 (Note 7.1.d – Alto Taquari I Farm). i)Sale of Alto Taquari I Farm On November 21, 2018, the Company signed a purchase and sale agreement for the sale of 103 hectares of arable land in the Alto Taquari I Farm, for the value of 1,100 bags per useful hectare, totaling R$6,871 as of November 19, 2018. On November 19, 2018, the buyer met the contractual conditions to take possession of the Alto Taquari I Farm through the down payment of R$1,491. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.b) and the remaining balance corresponding to 90,624 soybean bags was recorded in accounts receivable, to be received in four semi-annual installments through 2022 (Note 7.1.d – Alto Taquari I Farm). j)Sale of Jatobá III Farm On June 28, 2019, the Company signed a purchase and sale agreement for the sale of 3,125 hectares (2,473 agricultural hectares) of the Jatobá III Farm, a rural property located in the City of Jaborandi, State of Bahia, for 285 bags of soybean per useful hectare, which corresponded to R$47,016 as of June 28, 2019. On June 28, 2019 and on July 31, 2019, the buyer met the contractual conditions to take possession of the Jatobá III Farm through the two down payment of R$5,000 each on those dates, totaling R$10,000. As a result, a gain on sale of farms was recognized in the statement of income (see Note 21.
Serra Grande Farm [Member]
Operations (Details) [Line Items]
Description of sale of farm							the Company acquired a total area of 4,489 hectares (2,904 agricultural hectares) of the Serra Grande Farm, a rural property located in the city of Baixa Grande do Ribeiro, state of Piauí, in the amount of R$25,047, corresponding to 282,884 soybean bags per agricultural hectares.On the same date, BrasilAgro met the contractual conditions to take possession of the land upon the down payment of R$8,047. As of June 30, 2020, the remaining balance in the amount of R$14,263 (Note 18), corresponding to 162,000 soybean bags, will be paid in three annual installments upon delivery of 54,000 soybean bags each. The Company maintains its liability measured at fair value through profit or loss, as required by IFRS 13.
Lease of Parceria V [Member]
Operations (Details) [Line Items]
Area of leased lands (in Hectares) | ha																23,500
Lease term																10 years
Warrants [Member]
Operations (Details) [Line Items]
Common shares (in Shares) | shares																		654,487									654,487	654,487